Segments and Geographic Information (Tables)	12 Months Ended
Oct. 31, 2021
Segment Reporting [Abstract]
Schedule of sales revenues
	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
NEVs sales	1,443,917	15%	398,613	5%	1,343,515	17%
Franchisees service revenues	8,093,070	85%	7,811,982	95%	6,634,584	83%
Total	9,536,987	100%	8,210,595	100%	7,978,099	100%

	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
NEVs sales	1,400,211	29%	366,523	17%	1,346,436	43%
Franchisees service revenues	3,509,493	71%	1,824,245	83%	1,769,740	57%
Total	4,909,704	100%	2,190,768	100%	3,116,176	100%

	Years Ended
	October 31, 2021		October 31, 2020		October 31, 2019
NEVs sales	43,706	1%	32,090	1%	(2,921)	0%
Franchisees service revenues	4,583,577	99%	5,987,737	99%	4,864,844	100%
Total	4,627,283	-	6,019,827	-	4,861,923	-